Note 19 - Subsequent Events - 10Q	3 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 19. SUBSEQUENT EVENTS

In April 2013, the Company renegotiated the lease for its space in Boca Raton Florida. The new lease calls for the return of approximately 5,579 square feet of space prior to August 31, 2013, leaving 11,510 square feet through the new expiration on August 31, 2021. The lease also calls for the reduction of base rent beginning September 1, 2015.

In May 2013, the Company signed a new lease to replace its present Manhattan Headquarters with a new space in Midtown Manhattan. The Company will be downsizing its footprint from its present 19,872 square feet to 11,885 square feet, effective August 31, 2013.This lease terminates on October 30, 2018.

Future annual minimum payments required under operating lease obligations at March 31, 2013 are as follows:

Fiscal Year	Minimum Payment

2013	$159,000
2014	$887,000
2015	$896,000
2016	$795,000
Thereafter	$2,291,500